Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Risks and Uncertainties

Risks and Uncertainties

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including but not limited to, risks associated with completing preclinical studies and clinical trials, receiving regulatory approvals for product candidates, development by competitors of new biopharmaceutical products, dependence on key personnel, protection of proprietary technology, compliance with government regulations and the ability to secure additional capital to fund operations. Significant discovery, research and development efforts, including clinical testing and regulatory approval, are required prior to commercialization of any potential product candidates. These efforts require significant amounts of additional capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from product sales.

Through December 31, 2022, the Company has funded its operations primarily with proceeds from the issuance of capital units, convertible notes, common stock, and preferred stock. The Company has incurred recurring losses since its inception, including net losses of $18.0 million and $5.5 million for the years ended December 31, 2022 and 2021, respectively. In addition, as of December 31, 2022, the Company had an accumulated deficit of $34.9 million. The Company expects to continue to generate operating losses for the near future. The future viability of the Company is dependent on its ability to raise additional capital to finance its operations. The Company’s inability to raise capital as and when needed could have a negative impact on its financial condition and ability to pursue its business strategies. There can be no assurance that the current operating plan will be achieved or that additional funding will be available on terms acceptable to the Company, or at all.

The Company does not believe the cash, cash equivalents, and restricted cash on hand as of December 31, 2022 of $2.0 million, and subsequent proceeds from the January 2023 PIPE Financing will be sufficient to fund its operations for the next twelve months from the date the consolidated financial statements are issued. The Company will be required to raise additional capital to continue to fund its operations. Such funding may not be available on acceptable terms, or at all. If the Company is unable to access additional funds when needed, it may not be able to continue operations or the Company may be required to delay, scale back or eliminate some or all of its ongoing research and development efforts and other operations. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, will materially harm its business, financial condition and results of operations. These uncertainties create substantial doubt about the Company’s ability to continue as a going concern. The accompanying consolidated financial statements have been prepared on a basis which assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions, based on judgments considered reasonable, which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of expenses during the reporting periods. The Company bases its estimates and assumptions on historical experience, known trends and events and various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant estimates and assumptions reflected in these consolidated financial statements include, but are not limited to, the valuation of derivative warrant liabilities, valuation of earn-out shares, and revenue recognition. Changes in estimates are recorded in the period in which they become known. Due to the risks and uncertainties involved in the Company’s business and evolving market conditions and, given the subjective element of the estimates and assumptions made, actual results may differ from estimated results.

Fair Value Measurements

Fair Value Measurements

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 - Inputs to the valuation methodology observable inputs, other than those in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or that can be corroborated by observable market data.

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Due primarily to their short-term nature, certain financial instruments have fair values that approximate their carrying values. These instruments include restricted cash - current, accounts receivable, due from related parties, accounts payable, accrued expenses, deposit liability, and insurance premium financing.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Company has no significant off-balance sheet risk, such as foreign exchange contracts, option contacts, or other foreign hedging arrangements. Financial instruments that potentially subject the Company to concentration of credit risk consist primarily of cash, cash equivalents, restricted cash and accounts receivable. The Company maintains its cash, cash equivalents and restricted cash with high-credit quality financial institutions which, at times, may exceed federally insured limits. The Company believes it is not exposed to any significant losses due to credit risk on cash, cash equivalents and restricted cash. Accounts receivable are stated at the amount management expects to collect from outstanding balances. The Company performs ongoing credit evaluations of the Company’s customers and generally requires no collateral to secure accounts receivable. The Company maintains an allowance for credit losses for accounts receivable. Consequently, the Company believes that its exposure to losses due to credit risk on net accounts receivable is limited.

Segments

Segments

Operating segments are defined as components of an entity for which separate discrete financial information is made available and that is regularly evaluated by the chief operating decision maker, or CODM, in making decisions regarding resource allocation and assessing performance. The Company’s CODM is the chief executive officer and our operations are managed as a single segment for the purposes of assessing performance and making operating decisions.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at acquisition to be cash equivalents. The Company maintains its cash and cash equivalents at accredited financial institutions, in amounts that may exceed federally insured limits.

Restricted Cash

Restricted Cash

Restricted cash relates to amounts that are held on deposit by a financial institution for a specific purpose and are not available to the Company for immediate or general business use. The restricted cash as of December 31, 2022 is primarily associated with $1.5 million of advance deposits received in connection with the January 2023 PIPE Financing prior to the execution of the agreement. Amounts are reported as current or noncurrent based on when the cash is expected to become available to the Company for its general business use.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at the amount management expects to collect from outstanding balances. An allowance for credit losses is provided for amounts considered to be uncollectible based upon management’s assessment of the collectability, which considers historical write-off experience and any specific risks identified in customer collection matters. Credit losses are written off against the allowance when identified. As of December 31, 2022 and 2021, there was no allowance for credit losses.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, as follows:

Laboratory equipment	5 years
Leasehold improvements	Lesser of lease term or 10 years
Computer equipment	3 years
Other equipment	5 years

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company evaluates long-lived assets, which consist of property and equipment and right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flows. The Company did not record any impairment loss during the years ended December 31, 2022 and 2021.

Leases

Leases

The Company determines if an arrangement is a lease at inception and the classification of such lease. Operating leases include right-of-use assets and operating lease liabilities, which are recorded in the Company’s balance sheets.

Right-of-use assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The Company uses the implicit rate when readily determinable or an incremental borrowing rate applicable to the Company based on the information available at the commencement date, if an implicit rate is not readily available, in determining the present value of lease payments. As the Company has no existing or proposed collateralized borrowing arrangements, to determine a reasonable incremental borrowing rate, the Company considers collateral assumptions, the lease term, the Company’s current credit risk profile, and rates for existing borrowing arrangements for comparable peer companies. The Company accounts for the lease and fixed non-lease components as a single lease component for real estate leases. Lease expense for operating lease payments is recognized on a straight-line basis over the lease term.

Fair Value Option for Convertible Notes

Fair Value Option for Convertible Notes

As permitted under ASC 825, Financial Instruments (“ASC 825”), the Company elected the fair value option to account for its convertible notes issued during 2021 (the “Notes”). The Company recorded the convertible notes at fair value subsequently remeasured them to fair value at each reporting date and upon settlement. Changes in fair value were recognized as a component of other (expense) income, net in the consolidated statements of operations and comprehensive loss. As a result of applying the fair value option, direct costs and fees related to the issuance of the convertible notes were recognized as expense as incurred in 2021.

Convertible Preferred Stock

Convertible Preferred Stock

The Company accounts for convertible preferred stock subject to possible redemption in accordance with the guidance in ASC 480, Distinguishing Liabilities from Equity (”ASC 480”). The Series A Preferred Stock is redeemable at the option of the holder upon the occurrence of a qualified financing. As the Series A Preferred Stock is considered to be contingently redeemable, it has been classified outside of permanent equity. The Series A Preferred Stock has been accreted to its redemption value since the contingent event is considered probable of occurring.

Reverse Recapitalization

Reverse Recapitalization

The Transaction was accounted for as a reverse recapitalization, with OTR being treated as the “acquired” company and Legacy Comera being treated as the “acquirer” for accounting purposes based upon the pre-merger shareholders of Legacy Comera holding the majority of the voting interests of CLS Holdings, Legacy Comera’s existing management team serving as the initial management team of CLS Holdings, Legacy Comera’s appointment of the majority of the initial board of directors of CLS Holdings, and Legacy Comera’s operations comprising the ongoing operations of the Company. The Transaction was accounted for as the equivalent of Legacy Comera issuing stock for the net assets of OTR, accompanied by a reverse recapitalization. Accordingly, all historical financial information presented in these consolidated financial statements represents the accounts of CLS Holdings and Legacy Comera “as if” CLS Holdings and Legacy Comera, both entities under common control, are the predecessor. The net loss per share or unit, prior to the Transaction, has been adjusted to share amounts reflecting the Exchange Ratio established in the Transaction.

Derivative Warrant Liabilities

Derivative Warrant Liabilities

The Company classifies as equity any warrants that (i) require physical settlement or net-share settlement or (ii) provide the Company with a choice of net-cash settlement or settlement in its own shares (physical settlement or net-share settlement). The Company classifies as assets or liabilities any warrants that (i) require net-cash settlement (including a requirement to net cash settle the contract if an event occurs and if that event is outside the company’s control), (ii) gives the counterparty a choice of net-cash settlement or settlement in shares (physical settlement or net-share settlement) or (iii) that contain reset provisions that do not qualify for the scope exception. The Company assesses classification of its common stock warrants and other freestanding warrant instrument at each reporting date to determine whether a change in classification between assets and liabilities is required.

The Company’s freestanding warrant instruments consist of private placement warrants to purchase shares of common stock (“Private Placement Warrants”) and public warrants to purchase shares of common stock (“Public Warrants”) that were converted in connection with the Transaction. Following the Transaction, the Public Warrants are considered equity classified instruments since the shares underlying the Public Warrants are not redeemable and the Company has one single class of voting common stock, which does not preclude them from being considered indexed to the Company’s equity and allows the Public Warrants to meet the criteria for equity classification per ASC 815, Derivatives and Hedging (“ASC 815”). Warrants that are determined to require equity classification are measured at fair value upon issuance and are not subsequently remeasured unless they are required to be reclassified.

The Private Placement Warrants are considered liability classified instruments because their settlement amount differs depending on the identity of the holder which precludes them from being considered indexed to the Company’s equity. Accordingly, the Company recognizes the Private Placement Warrants as liabilities at fair value and adjusts the instruments to fair value using quoted prices of instruments with similar terms. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s consolidated statements of operations and comprehensive loss.

Income Taxes

Income Taxes

From inception through April 30, 2021, the Company was a Delaware limited liability company for federal and state tax purposes and, therefore, all items of income or loss through April 30, 2021 flowed through to the members of the limited liability company. Accordingly, the Company did not record deferred tax assets or liabilities or have net operating loss carryforwards. Effective April 30, 2021, the Company converted from an LLC to a C corporation for federal and state income tax purposes. The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes (“ASC 740”), which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the consolidated financial statements or in the Company’s tax returns. Deferred tax assets and liabilities are determined on the basis of the differences between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Changes in deferred tax assets and liabilities are recorded in the provision for income taxes. The Company assesses the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent it believes, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, a valuation allowance is established through a charge to income tax expense. Potential for recovery of deferred tax assets is evaluated by estimating the future taxable profits expected and considering prudent and feasible tax planning strategies. At December 31, 2022 and 2021, the Company has concluded that a full valuation allowance is necessary for its deferred tax assets.

The Company assesses the recording of uncertain tax positions by evaluating the minimum recognition threshold and measurement requirements a tax position must meet before being recognized as a benefit in the consolidated financial statements. The Company’s policy is to recognize interest and penalties accrued on any uncertain tax positions as a component of income tax expense, if any, in the Company’s statements of operations and comprehensive loss.

Revenue and Contract Balances

Revenue and Contract Balances

The Company’s principal sources of revenue during the years ended December 31, 2022 and 2021, were derived from research and development service agreements with customers.

At inception, management determines whether contracts are within the scope of ASC 606, Revenue from Contracts with Customers (“ASC 606”), or other topics, including ASC 808, Collaborative Arrangements (“ASC 808”). For contracts or units of account that are determined to be within the scope of ASC 606, revenue is recognized when a customer obtains control of promised goods or services. The amount of revenue recognized reflects the consideration to which management expects to be entitled to receive in exchange for these goods and services. To achieve this core principle, management applies the following five steps (i) identify the contract with the customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when or as a performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer.

Identification of Performance Obligations. Performance obligations promised in a contract are identified at contract inception based on the goods and services that are both capable of being distinct and are distinct in the context of the contract. To the extent a contract includes multiple promised goods and services, the Company applies judgment to determine whether promised goods and services are both capable of being distinct and distinct in the context of the contract. If these criteria are not met, the promised goods and services are accounted for as a combined performance obligation. In general, the Company’s contracts typically contain one performance obligation to perform research services on behalf of its customers, which are generally performed over a short period of time, typically less than twelve months. These contracts typically include rights to negotiate for a license or other products and services upon completion of the research services.

Transaction Price. The transaction price is determined based on the consideration to which the Company will be entitled in exchange for transferring goods and services to the customer. The Company’s contracts typically contain upfront payments or fees for research services.

Research and Development Services. The promises under the Company’s arrangements generally include research and development services to be performed by the Company on behalf of the counterparty. Payments or reimbursements from customers resulting from the Company’s research and development efforts are recognized as the services are performed and presented on a gross basis because the Company is the principal for such efforts. The Company uses an input method, according to the ratio of direct labor hours incurred to the total direct labor hours expected to be incurred in the future to satisfy the performance obligation. In management’s judgment, this input method is the best measure of the transfer of control of the performance obligation. Reimbursements from and payments to the counterparty that are the result of a collaborative relationship, instead of a customer relationship, such as co-development activities, are recognized as the services are performed and presented as a reduction to research and development expense. To date, the Company has determined that all arrangements which include research and development services have been transacted with customers and recognized on a gross basis using ASC 606.

Customer Options. If an arrangement is determined to contain customer options that allow the customer to acquire additional goods or services, the goods and services underlying the customer options that are not determined to be material rights are not considered to be performance obligations at the outset of the arrangement, as they are contingent upon option exercise. The Company evaluates the customer options for material rights, or options to acquire additional goods or services for free or at a discount. If the customer options are determined to represent a material right, the material right is recognized as a separate performance obligation at the outset of the arrangement. The Company allocates the transaction price to material rights based on the relative standalone selling price, which is determined based on the identified discount and the probability that the customer will exercise the option. Amounts allocated to a material right are not recognized as revenue until, at the earliest, the option is exercised.

Contract Balances. The Company classifies the right to consideration in exchange for deliverables as either a receivable or a contract asset. A receivable is a right to consideration that is unconditional (i.e., only the passage of time is required before payment is due). Such receivables are presented in accounts receivable in the accompanying balance sheets at their net estimated realizable value. An allowance for credit losses is maintained to provide for the estimated amount of receivables and contract assets that may not be collected. The allowance is based upon an assessment of customer creditworthiness, historical payment experience, the age of outstanding receivables and other applicable factors. Contract assets and liabilities are reported in a net position on a contract-by-contract basis at the end of each reporting period. Contract assets include unbilled amounts from contracts when revenue recognized exceeds the amount billed to the customer, and right to payment is not solely subject to the passage of time. Contract assets are included in prepaid expenses and other current assets in the accompanying balance sheets. Contract liabilities, which are presented as deferred revenue, consist of advance payments and billings in excess of revenue recognized. Amounts expected to be recognized as revenue within the 12 months following the balance sheet date are classified as current portion of deferred revenue in the accompanying balance sheets. Amounts not expected to be recognized as revenue within the 12 months following the balance sheet date are classified as deferred revenue, net of current portion.

Cost of Revenue

Cost of revenue primarily represents payroll and related personnel costs as well as allocated overhead, including occupancy and information technology expenses.

Research and Development Expense

Research and Development Expense

Research and development costs are expensed as incurred. Research and development expenses consist of costs incurred in performing research and development activities, including salaries, stock-based compensation and benefits, facilities costs, depreciation, and external costs of outside vendors. Non-refundable prepayments for goods or services that will be used or rendered for future research and development activities are deferred and capitalized. Such amounts are recognized as an expense as the goods are delivered or the related services are performed or until it is no longer expected that the goods will be delivered or the services rendered.

The Company has entered into various research and development related contracts. The Company records accrued liabilities for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the underlying activities.

Stock-Based Compensation Expense

Stock-Based Compensation Expense

Stock-based payments are accounted for in accordance with the provisions of ASC 718, Compensation – Stock Compensation. The Company measures the estimated fair value of the stock-based award on the date of grant and recognizes compensation expense for those awards over the requisite service period, which is generally the vesting period of the respective award. The Company issues stock options, and formerly incentive units, with only service-based vesting conditions and records the expense for these awards using the straight-line method. The Company has not issued any stock-based awards with performance- or market-based vesting conditions. The Company accounts for forfeitures as they occur.

The Company classifies stock-based compensation expense in its consolidated statements of operations and comprehensive loss in the same manner in which the award recipient’s cash compensation costs are classified.

Given the absence of an active market for Legacy Comera’s common stock, prior to the Transaction, the Company and the board of directors were required to estimate the fair value of Legacy Comera’s common stock and incentive units at the time of each grant. The Company and the board of directors determined the estimated fair value of Legacy Comera’s equity instruments based on a number of factors, including external market conditions affecting the biotechnology industry sector. The Company and the board of directors utilized various valuation methodologies in accordance with the framework of the American Institute of Certified Public Accountants’ Technical Practice Aid, Valuation of Privately-Held Company Equity Securities Issued as Compensation, to estimate the fair value of its equity instrument. Each valuation methodology includes estimates and assumptions that require the Company’s judgment.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss is defined as the change in equity from transactions and other events or circumstances from non-owner sources. Comprehensive loss includes net loss as well as other changes in stockholders’ deficit and members’ equity that result from transactions and economic events other than those with stockholders and members. For the years ended December 31, 2022 and 2021, comprehensive loss is equal to net loss.

Net Loss per Share or Unit

Net Loss per Share or Unit

The Company calculates basic and diluted net loss per share or unit in conformity with the two-class method required for participating securities. Under the two-class method, net loss is allocated between common stock or member units and other participating securities based on their participation rights.

Diluted net loss per unit is computed using the more dilutive of (a) the two-class method, (b) treasury stock method, or (c) if-converted method, as applicable, for potentially dilutive instruments. Potentially dilutive instruments consist of unvested incentive units and the potential issuance of common stock upon exercise of outstanding stock options or conversion of preferred stock. The dilutive effect of the convertible preferred stock is assessed by application of the “if-converted” method in periods where such application would be dilutive.

Recently Issued Accounting Pronouncements

Recent Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by us as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on the Company’s consolidated financial statements and disclosures.